DEPOSITS AND OBLIGATIONS - Additional information (Details) S/ in Thousands	Dec. 31, 2020 COP ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 COP ($)	Dec. 31, 2019 PEN (S/)
Fondo de Seguro de Depositos [Member]
Disclosure of Deposits and Obligations [Line Items]
Balance Of Deposits And Obligations		S/ 45,448,100		S/ 35,511,900
Maximum Coverage Recognized		101,522		100,661
Financial Institutions Guarantee Fund
Disclosure of Deposits and Obligations [Line Items]
Balance Of Deposits And Obligations	$ 214,426,300,000	228,400	$ 201,715,700,000	203,100
Maximum Coverage Recognized	$ 50,000,000.0	S/ 53,250	$ 50,000,000.0	S/ 50,350